Note 4 -Business Segments, Sales of Products and Significant Customers - Schedule of Sales of Products by Metal (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Less: Smelter and refining charges	$ (50,909)	$ (51,973)	$ (48,933)
Total sales	720,227	718,905	807,473
Silver Contracts [Member]
Segment Reporting Information [Line Items]
Total sales	302,284	265,054	293,646
Gold [Member]
Segment Reporting Information [Line Items]
Total sales	274,613	298,910	362,037
Lead [Member]
Segment Reporting Information [Line Items]
Total sales	72,726	83,384	75,431
Zinc [Member]
Segment Reporting Information [Line Items]
Total sales	116,230	123,057	125,292
Total Metal [Member]
Segment Reporting Information [Line Items]
Total sales	714,944	718,432	807,473
Environmental Remediation Services [Member]
Segment Reporting Information [Line Items]
Total sales	$ 5,283	$ 473	$ 0